Investment Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available for Sale Securities by Type
Cost	$ 4,935	$ 5,145
Gross Unrealized Gains	165	474
Gross Unrealized Losses	(84)	(5)
Estimated Fair Value	5,016	5,614
State and municipal obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	4,060	4,280
Gross Unrealized Gains	54	199
Gross Unrealized Losses	(79)	(5)
Estimated Fair Value	4,035	4,474
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	3	3
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	3	3
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	318	330
Gross Unrealized Gains	3	8
Gross Unrealized Losses	(1)	0
Estimated Fair Value	320	338
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	43	73
Gross Unrealized Gains	3	6
Gross Unrealized Losses	0	0
Estimated Fair Value	46	79
Mortgage-backed securities [Member]
Schedule of Available for Sale Securities by Type
Cost	160	210
Gross Unrealized Gains	5	14
Gross Unrealized Losses	(1)	0
Estimated Fair Value	164	224
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	29	64
Gross Unrealized Gains	95	232
Gross Unrealized Losses	0	0
Estimated Fair Value	124	296
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	272	134
Gross Unrealized Gains	5	15
Gross Unrealized Losses	(1)	0
Estimated Fair Value	276	149
Other [Member]
Schedule of Available for Sale Securities by Type
Cost	50	51
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(2)	0
Estimated Fair Value	$ 48	$ 51